Stockholders' Equity	9 Months Ended
Sep. 30, 2025
Stockholders’ Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 19 — STOCKHOLDERS’ EQUITY

(a) Common Stock

In November 2023, the Company’s previous share repurchase program for common stock was reauthorized by the Board of Directors for share repurchases up to $50,000 which allowed for the repurchase of common shares and expired in October 2024. The shares repurchased under the program are retired. During the three and nine months ended September 30, 2025 and 2024, the Company did not repurchase any shares of its common stock.

(b) Common Stock Warrants

On October 28, 2019, the Company issued 200,000 warrants to purchase common stock of the Company (the “BR Brands Warrants”) in connection with the acquisition of a majority ownership interest in BR Brand Holdings LLC. All of the BR Brands Warrants were vested and exercisable in 2021 on the second anniversary of the acquisition of the majority ownership interest in BR Brand Holdings LLC. In April 2024, 200,000 shares of the Company’s common stock were issued in connection with the exercise of warrants for cash in the amount of $653.

In connection with the Oaktree Credit Agreement, on February 26, 2025 (refer to Note 11 — Term Loans and Revolving Credit Facility), the Company issued seven-year warrants to certain affiliates of Oaktree Capital Management, L.P. (the “Holders”) to purchase approximately 1,832,290 shares (or 6% on a fully diluted basis) of the Company’s Common Stock at an exercise price of $5.14 per share. The Warrants contain certain anti-dilution provisions pursuant to which, under certain circumstances, the Holders would be entitled to exercise the Warrants for up to 19.9% of the then-outstanding shares of common stock. The warrants were classified as a liability. At inception on February 26, 2025, the fair value of the warrants was $7,860, and the fair value of the warrants was $8,500 at September 30, 2025 (see Note 2(l) — Fair Value Measurements). The warrant liability of $8,500 at September 30, 2025 is included in other liabilities in Note 13 — Accrued Expenses and Other Liabilities and the change in value of the warrant liability of $(4,340) and $(640), respectively for the three and nine months ended September 30, 2025, is included in the “Change in fair value of financial instruments and other” line item in the unaudited condensed consolidated statements of operations.

In conjunction with the debt exchanges (see Note 12 — Senior Notes Payable), the Company issued seven-year warrants to the investors to purchase up to 98,444 and 913,692 shares of common stock at an exercise price of $10.00 as of the three and nine months ended September 30, 2025, respectively. The warrants contain certain anti-dilution provisions and upon exercise, the warrant holders are entitled to dividends and distributions as if the warrants had been exercised in full prior to the dividend or distribution date. The warrants meet the definition of a derivative and were classified within stockholder’s equity.

The following table summarizes the fair value of the warrants at issuance:

	Exchange Date
	March 26, 2025	April 7, 2025	May 21, 2025	June 30, 2025	July 11, 2025
Fair value at issuance	$863	$67	$590	$80	$248

The estimated fair value of the warrants issued was determined using the Black-Scholes Option Pricing Model which included the following inputs: value of the underlying common stock at the valuation measurement date, the remaining contractual term of the warrants of seven years, risk-free interest rates ranging from 4.0% to 4.4%, expected dividend yield of 0.0%, and expected volatility of the price of the underlying common stock of 75.0%.

(c) Preferred Stock

There were 2,834 shares of the Series A Preferred Stock issued and outstanding as of September 30, 2025 and December 31, 2024. The total liquidation preference for the Series A Preferred Stock as of September 30, 2025 and December 31, 2024 was $74,507 (inclusive of cumulative unpaid dividends of $3,654) and $70,854, respectively. There were no dividends declared or paid on the of the Series A Preferred Stock during the three and nine months ended September 30, 2025. During the three and nine months ended September 30, 2024, dividends paid on the Series A Preferred Stock were $0.4296875 per depository share. On January 21, 2025, the Company announced that it had temporarily suspended dividends on its Series A Preferred Stock. Unpaid dividends will accrue until paid in full.

There were 1,729 shares of the Series B Preferred Stock issued and outstanding as of September 30, 2025 and December 31, 2024. The total liquidation preference for the Series B Preferred Stock as of September 30, 2025 and December 31, 2024 was $45,619 (inclusive of cumulative unpaid dividends of $2,391) and $43,228, respectively. There were no dividends declared or paid on the of the Series B Preferred Stock during the three and nine months ended September 30, 2025. During the three and nine months ended September 30, 2024, dividends paid on the Series B Preferred Stock were $0.4609375 per depository share. On January 21, 2025, the Company announced that it had temporarily suspended dividends on its Series B Preferred Stock. Unpaid dividends will accrue until paid in full.